Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Jun. 16, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Impairment of assets and goodwill recognized		R$ 0
Description Of Agreement Of Intangible Assets		the concession right recognized upon the business combination of Comgás, which is being amortized over the concession period on a straight line basis, considering the extension of the distribution services for another 20 years
Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Assumptions used in discounted cash flow projections, period of long term growth		10 years
Rumo [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs		R$ 70,609	R$ 34,107
Weighted average interest rate used to capitalize borrowing costs		11.81%	8.40%
Additions	R$ 184,100
TRSP [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs		R$ 7,512
Weighted average interest rate used to capitalize borrowing costs		2.78%
Compass Gás e Energia [member] | Contract assets
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs		R$ 33,829	R$ 36,522
Weighted average interest rate used to capitalize borrowing costs		8.45%	7.40%
Rumo S.A. [member] | Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Provision for Impairment		R$ 143,987
Provision for Impairment related to fixed assets		143,018
Provision for Impairment related to right-of-use assets		R$ 966